Employee Benefit Plans	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
Defined Contribution Plans
On March 1, 2022, the Company established a LiveWire 401(k) plan for the benefit of the Company's employees. In connection with the establishment of the LiveWire 401(k) plan, H-D made all employer contributions to its 401(k) plan on behalf of the Company's employees, prorated for the portion of the plan year ending March 1, 2022. Upon establishment of the LiveWire 401(k) plan, each of the Company's employees then-participating in H-D's 401(k) plan became fully vested in his or her account balance under H-D's 401(k) plan and their account balances under H-D's 401(k) plan were transferred to the LiveWire 401(k) plan.
The Company expensed $2,752 thousand, $2,143 thousand and $903 thousand for the years ended December 31, 2023, 2022 and 2021, respectively, related to defined contribution benefits plans contributions.